Offerings	Apr. 28, 2026 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-271849
Carry Forward Initial Effective Date	May 26, 2023
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-271849
Carry Forward Initial Effective Date	May 26, 2023
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $1.00 par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-271849
Carry Forward Initial Effective Date	May 26, 2023
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-271849
Carry Forward Initial Effective Date	May 26, 2023
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-271849
Carry Forward Initial Effective Date	May 26, 2023
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-271849
Carry Forward Initial Effective Date	May 26, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-271849
Carry Forward Initial Effective Date	May 26, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-271849
Carry Forward Initial Effective Date	May 26, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-271849
Carry Forward Initial Effective Date	May 26, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 11,020.00
Offering Note	(1) An unspecified aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered at unspecified prices. Also includes an indeterminate number of shares of common stock, preferred stock, warrants, purchase contracts, depositary shares, rights and units, and such indeterminate principal amount of senior debt securities and subordinated debt securities as may be issued by the registrant upon exercise, conversion or exchange of any securities that provide for such issuance, or that may from time to time become issuable by reason of any stock split, stock dividend or similar transaction, for which no separate consideration will be received by registrant. In no event will the aggregate offering price of all types of securities issued by the registrant pursuant to this registration statement exceed $100,000,000. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Includes an indeterminate number of depositary shares evidenced by depositary receipts as may be issued in the event that SmartFinancial, Inc. elects to offer fractional interests in its preferred stock registered hereby. (2) The proposed maximum aggregate offering price per class of security will be determined from time to time by SmartFinancial, Inc. in connection with the issuance by SmartFinancial, Inc. of the securities registered hereunder and has been omitted pursuant to General Instruction II.D of Form S-3 under the Securities Act of 1933. (3) SmartFinancial, Inc. previously registered $100,000,000.00 in aggregate offering price of securities pursuant to the registrant's Registration Statement on Form S-3 (No. 333-271849), initially filed with the Securities and Exchange Commission on May 11, 2023 (the "2023 Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act, the registrant is carrying forward to this Registration Statement $100,000,000.00 in aggregate offering price of securities that were initially registered under the 2023 Registration Statement that remain unsold (the "Unsold Securities"). The registrant previously paid a filing fee of $11,020.00 with respect to the Unsold Securities (based on the filing fee in effect at the time of the filing of 2023 Registration Statement). In accordance with Question 212.24 of the Securities and Exchange Commission, Division of Corporation Finance's Compliance and Disclosure Interpretations regarding Securities Act Rules, the registrant is not required to pay any additional fee with respect to the Unsold Securities being included in this Registration Statement in reliance on Rule 415(a)(6), because such Unsold Securities (and associated fees) are being moved from the 2023 Registration Statement to this Registration Statement. Pursuant to Rule 415(a)(6), the offering of securities under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. SmartFinancial, Inc. may continue to offer and sell the Unsold Securities until the effective date of this Registration Statement. (4) May consist of one or more series of senior or subordinated debt.